Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 230,412	$ 230,412	$ 182,941
Cash denominated in foreign currencies, proceeds			$ 230,918	$ 230,918
Cash denominated in foreign currencies, at cost					2,583,740
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin for interest income			80.00%
Monthly flat rate brokerage fee	0.50%	0.3333%		0.3333%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Limited partners unit that can be redeemed			100.00%	100.00%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 240,854	$ 240,854	630,347
Cash denominated in foreign currencies, proceeds					1,534,353
Cash denominated in foreign currencies, at cost			$ 243,631	243,631
Partnership assets percentage not deposited as margin for interest income			80.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 801,194	801,194	584,079
Cash denominated in foreign currencies, at cost			$ 807,121	$ 807,121	$ 681,581
Partnership assets percentage not deposited as margin for interest income			100.00%